Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Schedule of Accrued and Other Liabilities
Accrued and other liabilities at December 31, 2014 and 2013 consist of the following:

(in thousands)	2014	2013
Accrued expenses	$83,357	$88,498
Payroll and related accruals	54,768	53,864
Deferred revenue	49,190	50,642
Accrued royalties	13,855	19,925
Fair value of derivative instruments	10,547	14,518
Accrued contingent consideration and milestone payments	7,477	6,127
Accrued interest on long-term debt	3,884	6,943
Current portion of capital lease obligations	1,125	4,719
Total accrued and other liabilities	$224,203	$245,236